Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Accounts receivable, allowance for uncollectibles	$ 68,539	$ 65,219
Common stock, par value (in usd per share)	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,709,326	4,670,567
Common stock, share outstanding	4,709,326	4,670,567
Preferred stock, no par value (in usd per share)	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, share outstanding	0	0